                                 [FLAG GRAPHIC]

                                    COLONIAL
                                  HIGH INCOME
                                   MUNICIPAL
                                     TRUST


                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                COLONIAL HIGH INCOME MUNICIPAL TRUST HIGHLIGHTS
                      JANUARY 1, 1995 - DECEMBER 31, 1995

INVESTMENT OBJECTIVE: Colonial High Income Municipal Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities.

POLICY CHANGE: At a meeting held on February 17, 1995, the Trustees approved a policy change to allow the segregation of high-quality debt securities, in addition to cash and cash equivalents, for futures trading. Subject to Trustee approval on February 16, 1996, the Trust's 5% limit on investing in zero coupon tax-exempt bonds will be eliminated.

THE FUND IS DESIGNED TO OFFER:

(check)  Potential for high tax-free income

(check)  Professional management

(check)  Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "Despite recent developments that may have a negative impact on the municipal bond market, including discussions about tax-reform, we remain confident about the long-term prospects for this market. If demand remains strong and supply continues to decline, the municipal bond market should continue to be a source of attractive returns for investors."

                COLONIAL HIGH INCOME MUNICIPAL TRUST PERFORMANCE

Distributions declared per share                          $0.591
12-month total return, assuming
reinvestment of all distributions


(check)  NAV                                               15.70%

(check)  Market Price                                      15.65%

Price per share:

(check)  NAV                                               $8.55

(check)  Market Price                                      $7.375


QUALITY BREAKDOWN
(as of 12/31/95)

AAA......................   7.5%
AA.......................   5.7%
A........................   5.4%
BBB......................  18.5%
BB.......................   1.6%
B........................   0.0%
Non-rated................  58.9%
Other....................   2.4%


(arrow)              Label              A
-------------------------------------------
Label           CHIMT pie chart
-------------------------------------------
    1           aaa                     7.5
-------------------------------------------
    2           aa                      5.7
-------------------------------------------
    3           a                       5.4
-------------------------------------------
    4           bbb                    18.5
-------------------------------------------
    5           bb                      1.6
-------------------------------------------
    6           non                    58.9
-------------------------------------------
    7           other                   2.4
-------------------------------------------
    8
-------------------------------------------


Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality weightings in the future.

                              PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

                       [PHOTO OF JOHN A. McNEICE, JR.]

As your Fund's fiscal year ends, it is a good time to examine some facts that contributed to a memorable year for most mutual fund investors.

In general, equity investors were rewarded with unexpectedly strong corporate earnings that sent the stock market to new highs in 1995. 1996 is likely to be a good year as well, although a more modest one.

Conditions in the fixed-income and municipal markets were also favorable. Those investors who stayed the course through 1994's difficult environment were amply rewarded.

Falling interest rates and controlled inflation helped the economy to grow at a comfortable pace -- a positive environment for financial markets. We expect this rate of growth and low inflation to continue into 1996. It is likely that further reductions in interest rates will take place in the first half of this year as the Federal Reserve keeps a watchful eye on inflation.

We do expect some sluggishness in the economy in the first half of the year, with some pickup in the second half of 1996. This will reflect several factors. Housing should benefit from lower interest rates and excess inventories of consumer and manufactured goods should be liquidated. Secondly, the pace of exports is likely to improve due to anticipated economic growth in Europe and Japan.

In foreign markets, we continue to find that the Pacific Rim offers the best combination of value and continued good earnings. In general, foreign markets lagged the U.S. market last year. In 1996, we could see that gap narrow.

This year, investors will pay close attention to the 1996 Presidential election. Usually, during an election year, incumbents will try to stimulate economic growth, although this familiar pattern may be altered by the current budget controversy.

Please remember that bull markets are a normal part of investing, but so are bear markets. By leaving your money invested over the long term and following a regular investment plan, you can avoid the difficulties of trying to predict short-term market movements.

With this update, I encourage you to read the following report on your Fund. We appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ John A. McNeice, Jr.

John A. McNeice, Jr.
President
February 9, 1996

Because market conditions change frequently, there can be no assurance that the trends described here will continue.

                              INVESTMENT PORTFOLIO

                        DECEMBER 31, 1995 (IN THOUSANDS)


MUNICIPAL BONDS - 96.5%                                                PAR         VALUE
-------------------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.8%
 AGRICULTURE - CROPS
 IN Hammond, American Maize
  Products Co., Series 1994,
                                 8.000%   12/01/24                   $  2,000     $  2,257
                                                                                  --------
------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 1.4%
 CA Statewide Communities
  Development Corp.,
                                 5.000%   10/01/23                      3,000        2,861

 MA Health and Educational Facilities,
  Independent Living Bonds,
  Series 1993-A,
                                 8.100%   07/01/18                        745          758
                                                                                  --------
                                                                                     3,619
                                                                                  --------
------------------------------------------------------------------------------------------
EDUCATION - 1.0%
 NY State Dormitory Authority,
  City University Consolidated Bonds,
  Series 1993-F,
                                 5.000%   07/01/20                      2,900        2,592
                                                                                 ---------
------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.4%
 REAL ESTATE
 MD Baltimore, Park Charles Project
  Series 1986,
                                 8.000%   01/01/10                        945        1,018
                                                                                  --------
------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 1.3%
 AZ Apache County School District,
  Number 010, Round Valley
  Project of 1987, Series 1990-C,
                                 9.875%   07/01/05                      2,000        2,235

 PR Commonwealth of Puerto Rico,
                                 5.375%   07/01/22                      1,250        1,245
                                                                                  --------
                                                                                     3,480
                                                                                  --------
------------------------------------------------------------------------------------------
HEALTH - 29.9%
 HOSPITALS - 11.5%
 AL Alabama Special Care Facilities Authority,
  Montgomery Health Care,
  Series 1989,
                                11.000%   10/01/19                      3,375        3,324




                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
 CA Health Facility Financing Authority,
  Kaiser Permanente, Series 1989-A,
                          (a)             10/01/12                   $ 10,990     $  4,272

 DE State Economic Development Authority,
  Riverside Hospital, Series 1992-A,
                                 9.500%   01/01/22                        900        1,089

 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991-A,
                                 9.750%   05/01/21 (b)                  2,500        2,125

 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                                 8.190%   02/15/21                      1,750        2,019

 IL Health Facilities Authority:
  Edgewater Medical Center,
  Series A,
                                 9.250%   07/01/24                      3,000        3,169

  Hinsdale Hospital, Series 1990-C,
                                 9.500%   11/15/19                        700          816

 MI State Hospital Finance Authority:
  Detroit Osteopathic Hospital,
  Series 1987-A,
                                 7.500%   11/01/10                      2,235        2,414

  Saratoga Community Hospital,
  Series 1992,
                                 8.750%   06/01/10                      2,445        2,637

 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
  Series 1992,
                                 9.500%   03/01/22                      2,250        2,632

 MS Lowndes County, Golden Triangle
  Regional Medical Hospital, Series 1990,
                                 8.500%   02/01/10                        250          275

 NC Lincoln County,
  Lincoln County Hospital Project,
                                 9.000%   05/01/07                        550          691

 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                                 7.250%   07/01/27                      1,000        1,019

 TX Tarrant County, Health Facilities
  Development Corp.,
                                10.125%   04/01/21                      1,600          800

 VT Educational & Health Buildings
  Financing Agency, Springfield Hospital,
  Series A,
                                 7.750%   01/01/13                      1,145        1,197


                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                PAR        VALUE
-------------------------------------------------------------------------------------------

HEALTH - CONT.
 HOSPITALS - CONT.
 WA Washington State Health Care
  Facility, Grays Harbor Community
  Hospital, Series 1993:
                                 7.200%   07/01/03                   $    220     $    237
                                 8.025%   07/01/20                      1,480        1,609
                                                                                  --------
                                                                                    30,325
                                                                                  --------
 HUMAN SERVICES PROVIDERS - 1.4%
 IL Champaign, First Mortgage,
  Hoosier Care, Inc., Series 1989-A,
                                 9.750%   08/01/19                      1,485        1,596

 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
                                 9.750%   08/01/19                        950        1,114

  Series 1992-C,
                                 9.750%   08/01/19                        925        1,085
                                                                                  --------
                                                                                     3,795
                                                                                  --------
 NURSING HOMES - 17.0%
 AZ Tucson Industrial Development
  Authority, Villa Maria Care Center,
                                10.125%   11/01/21                        490          459

 CO Health Care Facilities Authority:
  American Housing Foundation I,
  Series 1990,
                                10.250%   12/01/20                      1,500        1,682

  Denver Health Care, Inc.,
                                10.500%   05/01/19 (c)                  1,400          964

  Pioneer Health Care, Series 1989,
                                10.500%   05/01/19                      2,000        1,940
 FL Flagler County Industrial
  Redevelopment Authority,
  South Florida Properties, Series 1988,
                                10.500%   12/01/18                      2,450        2,462

 FL Gadsden County Industrial
  Development Authority,
  Florida Housing Properties, Inc.,
  Series 1988-A,
                                10.450%   10/01/18                      1,945        2,017

 FL Jacksonville Industrial Development,
  Beverly Enterprises,
                                 9.750%   10/01/11                        940        1,049

 FL Leon County Industrial Development,
  Beverly Enterprises, Series 1985,
                                 9.800%   06/01/11                        830          937


                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
 FL Volusia County Industrial
  Development Authority, Beverly
  Enterprises, Series 1987,
                                 9.800%   12/01/07                   $    870     $    913

 IA Finance Authority Health Care Facility,
  Mercy Health Initiatives,
  Series 1989,
                                 9.950%   07/01/19                      1,900        1,938

 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987-A,
                                11.500%   10/01/17                      1,500        1,425

 IN Michigan City Health Facilities,
  Metropolitan Health Foundation,
  Inc. Project,
                                10.000%   11/01/22 (b)                  3,085        2,159

 PA Washington County Industrial
  Development Authority, Central
  States, Series 1989,
                                10.250%   11/01/19                      1,925        1,867

 MA Boston, St. Joseph's Nursing Care
  Center, Inc.,
                                10.000%   01/01/20                        980        1,088

 MA State Industrial Finance Agency,
  American Health Foundation, Inc.,
  Series 1989,
                                10.125%   03/01/19                      2,060        2,181

 MO Grove Industrial Development Authority,
  First Mortgage Health Care Facility,
  Heritage Manor, Series 1988,
                                10.250%   11/01/13                      1,840        1,656

 MO Saint Louis County Industrial
  Development Authority,
                                10.250%   12/01/16                      1,825        1,880

 NJ Economic Development Authority,
  Geriatric and Medical Service, Inc.,
  Series B,
                                10.500%   05/01/20                      2,000        2,162

 NM Clovis Industrial Development,
  Retirement Ranches Project,
                                10.750%   04/01/19                      2,380        2,645

 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
                                10.125%   05/01/19                      2,645        2,754

                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                PAR        VALUE
-------------------------------------------------------------------------------------------
HEALTH - CONT.
 NURSING HOMES - CONT.
 PA Philadelphia Authority for Industrial
  Development, RHA/ Philadelphia Project,
                                10.250%   11/01/18                   $  1,465     $  1,522

 TN Metropolitan Government, Nashville
  & Davidson Counties, Health & Education
  Facilities, Central States, Series 1989,
                                10.250%   11/01/19                      1,785        1,731

 TX Bexar County Health Facilities
  Development, Heartway Corp.,
  Series 1989-A-1,
                                10.250%   03/01/19                      1,905        1,714

 TX Whitehouse Health Facilities
  Development Corp., Oak Brook Health
  Care Center, Series 1989,
                                10.000%   12/01/19                      1,825        1,871

 VA Beach Development Authority,
  Beverly Enterprises, Series 1985,
                                10.000%   04/01/10                      1,785        2,006

 WI State Health & Educational Facilities,
  Metro Health Foundation, Inc.,
                                10.000%   11/01/22 (b)                  2,775        1,942
                                                                                  --------
                                                                                    44,964
                                                                                  --------
------------------------------------------------------------------------------------------
HOUSING - 19.1%
 ASSISTED LIVING/SENIOR - 2.2%
 IL State Development Finance Authority,
  Care Institute, Inc.,
                                 8.250%   06/01/25                      1,300        1,344

 MN Roseville, Care Institute, Inc.,
   Series 1993,
                                 7.750%   11/01/23                      1,740        1,623

 TX Bell County Health Facilities
  Development Corp., Care Institute, Inc.,
                                 9.000%   11/01/24                      1,800        1,930

 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
                                 8.250%   05/01/23                        870          881
                                                                                  --------
                                                                                     5,778
                                                                                  --------
 MULTI-FAMILY - 13.6%
 FL Clearwater, Hampton Apartments,
                                 8.250%   05/01/24                      2,500        2,666

 FL Hialeah Housing Authority,
  Series 1991,
                                 9.500%   11/01/21                      3,000        3,158

                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
 FL Palm Beach County Housing, Inc.,
  Multi-family Housing:
  Cypress Run,
                                10.500%   03/15/19 (b)               $  3,000     $  1,440

  Riviera Beach,  Series 1988-A,
                                 9.750%   07/15/18 (b)                  1,530          734

 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993-C,
                                 9.250%   01/01/19                      1,000        1,019

 GA Augusta Housing Authority Mortgage,
  Mountain Ridge Holdings II, Series A,
                                 8.960%   09/01/24 (b)                  1,880        1,410

 MN Lakeville Multi-family Housing,
  Southfork Apartments Project:
  Series 1989-A,
                                 9.875%   02/01/20                      2,570        2,621

  Series 1989-B,
                                 (d)      02/01/20                      1,150        1,988

 MN Washington County Housing &
  Redevelopment Authority, Cottages of
  Aspen Project,
                                 9.250%   06/01/22                      1,100        1,133

 MN White Bear Lake,
  Birch Lake Townhome Project:
  Series 1989-A,
                                10.250%   07/15/19                      2,200        2,230

  Series 1989-B,
                                (d)       07/15/19                        800        1,317

 NC Durham Urban Development Authority,
  Durham Hosiery Mill Project,
                                 7.500%   08/01/29                      1,595        1,753

 NC Eastern Carolina Regional Housing
  Authority, Jacksonville New River
  Apartments,
                                 8.250%   09/01/14                      2,000        2,042

 NY Nyack Housing Assistance
  Corp., Plaza Apartments,
                                 7.375%   06/01/21 (e)                    454          458

 NY Yorktown Housing Corp.,
  Beaveridge Apartments,
                                 7.375%   06/01/21 (e)                    480          485

 Resolution Trust Corp.,
    Pass Through Certificates, Series 1993-A,
                                 8.500%   12/01/16 (e)                  5,098        5,276

                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                PAR        VALUE
-------------------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI-FAMILY - CONT.
 TN Memphis Center City Finance Corp.,
  Multi-family Housing Board, Riverset
  Apartments-Phase II Project, Series 1989-A,
                                 9.500%   10/01/19                   $  3,300     $  2,995

 TX Galveston Health Facilities Center,
                                 8.000%   08/01/23                      1,000        1,047

 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990-A,
                                10.000%   01/01/21                      1,500        1,526

 VA Roanoke Redevelopment & Housing
  Authority, First Mortgage, Mountain
  Ridge,
                                 9.250%   11/01/22                        960          991
                                                                                  --------
                                                                                    36,289
                                                                                  --------
 SINGLE-FAMILY - 3.3%
 LA Louisiana Housing Finance Agency,
  Residual Lien Mortgage, Series 1992,
                                 7.375%   09/01/13                        990        1,030

 NE Investment Finance Authority,
  Single-family Mortgage, Series 1990-B,
                                10.781%   03/15/22                      1,900        2,190

 OH Housing Finance Agency, Single-family
  Mortgage Revenue, RIB (variable rate),
  Series B-4,
                                 9.477%   03/31/31                      1,025        1,115

 TX Bexar County Housing Finance Corp.,
  GNMA Collateralized Mortgage,
  Series 1989-A,
                                 8.200%   04/01/22                      3,390        3,682

 TX Harris County Housing Finance Corp.,
  Single-family, Series 1987,
                                 8.875%   12/01/17                        545          568
                                                                                  --------
                                                                                     8,585
                                                                                  --------
------------------------------------------------------------------------------------------
MANUFACTURING - 7.8%
 FURNITURE & FIXTURES - 0.9%
 TN McKenzie Individual Development Board,
  American Lantern Co.,
                                10.500%   05/01/16                      2,177        2,340
                                                                                  --------

 MEASURING & ANALYZING INSTRUMENTS  - 0.4%
 MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
                                10.000%   09/01/16                        795          947
                                                                                  --------

                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
 PAPER PRODUCTS - 6.5%
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
                                 7.500%   01/01/26                   $  5,000     $  5,112

 MI State Strategic Fund:
  Blue Water Fibre Project, Series 1994,
                                 8.000%   01/01/12                      2,500        2,403

  Great Lakes Pulp & Fibre Project,
                                10.250%   12/01/16                      5,000        5,169

 NY New York City Industrial
  Development Agency,
  Visy Paper, Inc.,
                                 7.950%   01/01/28                      2,400        2,448

 SC Darlington County Industrial
  Development Authority, SONOCO
  Products Co. Project,
                                 6.125%   06/01/25                      2,000        2,088
                                                                                  --------
                                                                                    17,220
                                                                                  --------
------------------------------------------------------------------------------------------
MINING - 1.1%
 CRUDE PETROLEUM & NATURAL GAS  - 0.5%
 NY State Environmental Facilities Corp.,
  Series 1995,
                                 6.100%   11/01/30                      1,300        1,315
                                                                                  --------
 METAL MINING - 0.6%
 CO Mesa County Industrial Development,
  Joy Technologies, Inc., Series 1992,
                                 8.500%   09/15/06                      1,000        1,079

 OH Cuyahoga County, Joy Technologies, Inc.,
                                 8.750%   09/15/07                        550          600
                                                                                  --------
                                                                                     1,679
                                                                                  --------
------------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 5.7%
 IL Bryant Pollution Control Revenue,
  Central Illinois Light Co. Project,
                                 5.900%   08/01/23                      5,000        5,156

 LA St. Charles Parish Pollution Control
  Revenue, Union Carbide Project,
                                 7.350%   11/01/22                      3,000        3,263

 PA Beaver County, Industrial  Development
  Pollution Control, Beaver Valley,
  Series 1989-A,
                                 7.750%   09/01/24                      2,500        2,694

 SC York County Industrial Revenue,
  Hoechst Celanese Corp.,
                                 5.700%   01/01/24                      4,000        4,015
                                                                                  --------
                                                                                    15,128
                                                                                  --------

                           Investment Portfolio/December 31, 1995
---------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                           PAR        VALUE
---------------------------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 3.9%
 CO Denver City & County Airport:
   Series 1992-C,
                                 6.125%   11/15/25                            $  5,120     $  5,133

   United Air Lines, Series 1992-A,
                                 6.875%   10/01/32                               1,645        1,701

 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992-A,
                                 9.250%   11/01/12                               1,115        1,268

 VI Virgin Islands Public Financing,
  Series 1992-A,
                                 7.250%   10/01/18                               2,000        2,148
                                                                                           --------
                                                                                             10,250
                                                                                           --------
----------------------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 7.0%
 AIRPORTS - 2.0%
 CO Denver City and County Airport,
  Series 1992-B,
                                 7.250%   11/15/23                               2,855        3,087

 IN Indianapolis Airport Authority,
  Federal Express Project,
                                 7.100%   01/15/17                               2,000        2,188
                                                                                           --------
                                                                                              5,275
                                                                                           --------
 TURNPIKES/TOLL ROADS/BRIDGES - 5.0%
 CA San Joaquin Hills Transportation
  Corrider Agency, Senior Lien Toll Road,
  Series 1993:
                                   (a)    01/01/23                              14,500        2,737
                                 5.000%   01/01/33                               6,130        5,264
                                 6.750%   01/01/32                               1,500        1,571
                                 7.000%   01/01/30                                 865          920

 MA State Industrial Finance Agency,
  Series 1990,
                                 9.000%   10/01/20                               2,380        2,734
                                                                                           --------
                                                                                             13,226
                                                                                           --------
----------------------------------------------------------------------------------------------------
RETAIL TRADE - 1.0%
 APPAREL & ACCESSORY STORES - 0.1%
 MA State Industrial Finance Agency,
  House of Bianchi, Inc.,
                                 8.750%   06/01/18                                 345          366
                                                                                           --------

 MISCELLANEOUS RETAIL - 0.9%
 OH Lake County Economic Development,
  North Madison Properties, Series 1993,
                                 8.819%   09/01/11                                 765          816

                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                                 8.000%   12/01/10                   $  1,490     $  1,540
                                                                                  --------
                                                                                     2,356
                                                                                  --------
------------------------------------------------------------------------------------------
SERVICES - 1.0%
 HOTELS, CAMPS & LODGING
 MN Burnsville Commercial Development,
  Holiday Inn Project,
                                10.600%   06/01/06                      2,500        2,567
                                                                                  --------
------------------------------------------------------------------------------------------
SOLID WASTE - 2.7%
 LAND FILL - 2.1%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc. Project,
                                 9.000%   09/01/05                      1,260        1,353

 WA Walla Walla Public Corp.,
  Ponderosa Fibres Project,
                                 9.125%   01/01/26                      4,000        4,225
                                                                                  --------
                                                                                     5,578
                                                                                  --------
 RESOURCE RECOVERY - 0.6%
 MA State Industrial Finance Agency,
  Refusetech, Series 1993-A,
                                 6.300%   07/01/05                        500          529

 VI Water and Power Authority, Electric
  Systems, Series 1991-A,
                                 7.400%   07/01/11                      1,000        1,073
                                                                                  --------
                                                                                     1,602
                                                                                  --------
------------------------------------------------------------------------------------------
TAX ALLOCATION - 2.3%
 CA Carson Improvement, Series 1992,
                                 7.375%   09/02/22                        195          207

 IL Development Finance Authority,
  City of Marion Project, Series 1991,
                                 9.625%   09/15/21                      2,475        2,580

 IL Metropolitan Pier & Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
                                 (a)      06/15/16                     10,000        3,188
                                                                                  --------
                                                                                     5,975
                                                                                  --------
------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 3.7%
 AIR TRANSPORTATION - 0.8%
 NY New York City Industrial
  Development Agency, American
  Airlines,
                                 6.900%   08/01/24                      2,000        2,158
                                                                                  --------

                           Investment Portfolio/December 31, 1995
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                                PAR        VALUE
-------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - CONT.
 GAS SERVICES - 0.1%
 IL Hennepin Individual Development,
  Methchem Corp., Series 1989,
                                10.250%   01/01/05 (b)               $  2,650     $    159
                                                                                  --------

 TRANSPORTATION - 2.8%
 CA Foothill Eastern Transportation Corridor
  Agency, State Toll Road, Senior Lien,
  Series A,
                                 6.000%   01/01/34                        500          498

 NY Metropolitan Transportation Authority,
  Commuter Facilities Board, Series 7
  Project,
                                 5.625%   07/01/16                      7,000        6,886
                                                                                  --------
                                                                                     7,384
                                                                                  --------
------------------------------------------------------------------------------------------
UTILITY - 4.7%
 CO-GENERATION - 1.2%
 FL Martin County Industrial
  Development Authority, Indiantown
  Co-Generation Project,
                                 7.875%   12/15/25                      1,000        1,149

 MD State Energy Financing Administration,
  AES Warrior Co-Generation Project,
                                 7.400%   09/01/19                      2,000        2,098
                                                                                  --------
                                                                                     3,247
                                                                                  --------
 INDIVIDUAL POWER PRODUCER - 0.8%
 PA State Economic Development Finance
  Authority,  Colver Project, Series D,
                                 7.125%   12/01/15                      2,000        2,153
                                                                                  --------
 MUNICIPAL ELECTRIC - 2.7%
 CA Colton Public Finance Authority,
                                 7.500%   10/01/20                      2,000        2,038
 IL Chicago Gas Supply, Series A,
                                 8.100%   05/01/20                      2,000        2,273
 MN Southern Minnesota Municipal Power
  Agency,  Series 1994-A,
                                 (a)      01/01/20                     10,000        2,813
                                                                                  --------
                                                                                     7,124
                                                                                  --------
------------------------------------------------------------------------------------------
WATER & SEWER - 1.7%
 LA Public Facility Belmont Water
  Authority,
                                 9.000%   03/15/24                        820          866

                           Investment Portfolio/December 31, 1995
------------------------------------------------------------------------------------------
 MA State Industrial Finance Agency,
  Environmental Service Project,
  Series 1994-A,
                                 8.750%   11/01/21                   $  1,000     $  1,039

 MS Five Lakes Utility District,
                                 8.250%   07/15/24                        500          520

 NJ State Economic Development
  Authority, Hills Development Co.,
  Series 1988,
                                10.500%   09/01/08                      2,000        2,090
                                                                                  --------
                                                                                     4,515
                                                                                  --------

 TOTAL MUNICIPAL BONDS (cost of $251,307) (f)                                      255,266
                                                                                  --------

 SHORT-TERM OBLIGATIONS - 2.4%
 ------------------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (g)
 MS Perry County Forest,
                                 5.900%   03/01/02                        900          900

 NY New York City Finance Authority,
  Water & Sewer System, Series  1995-A:
                                 5.150%   02/01/20                      2,000        2,000
                                 5.500%   06/15/25                      2,100        2,100

 SC Greenville,
  Series A,
                                 5.000%   05/01/23                      1,300        1,300
                                                                                  --------

 TOTAL SHORT-TERM OBLIGATIONS                                                        6,300
                                                                                  --------

 OTHER ASSETS & LIABILITIES, NET - 1.1%                                              2,901
 -----------------------------------------------------------------------------------------

 NET ASSETS -100%                                                                 $264,467
                                                                                  --------


NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a)  Zero coupon bond.

(b) This issuer is in default of certain debt covenants. Income is not being accrued.

(c) The Fund and the other bondholders caused foreclosure on the underlying assets. A portion of the proceeds of the foreclosure were received prior to December 31, 1995, and were applied against the interest receivable on the bonds, with the remainder credited to an other liability account. Once final proceeds of the foreclosure are received, the bond will be removed from the portfolio, a loss representing the cost less the total non-interest proceeds received will be recorded, and the other liability will be reversed at that time.

(d) Accrued interest accumulates in the value of the security and is payable at redemption.

NOTES TO INVESTMENT PORTFOLIO - CONT:
-------------------------------------------------------------------------------
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of these securities amounted to $6,219 or 2.4% of net assets.

(f)  Cost for federal income tax purposes is the same.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of December 31, 1995.


                    Acronym                           Name
                    -------                           ----
                      RIB                     Residual Interest Bonds


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES

                                DECEMBER 31, 1995

(in thousands except for per share amount)
ASSETS
Investments at value (cost $251,307)                                $255,266
Short-term obligations                                                 6,300
                                                                    --------
                                                                     261,566

Receivable for:
  Interest                                         $5,022
  Investments sold                                    116
Other                                                  91              5,229
                                                   ------           --------
     Total Assets                                                    266,795

LIABILITIES
Payable for Distributions                           1,503
Accrued:
  Deferred Trustees fees                                2
Other                                                 823
                                                   ------
     Total Liabilities                                                 2,328
                                                                    --------

NET ASSETS  at value for 30,919
  shares of beneficial interest outstanding                         $264,467
                                                                    ========

Net asset value per share                                           $   8.55
                                                                    ========

COMPOSITION OF NET ASSETS
Capital paid in                                                     $286,698
Undistributed net investment income                                      598
Accumulated net realized loss                                        (26,788)
Net unrealized appreciation                                            3,959
                                                                    --------
                                                                    $264,467
                                                                    ========


See notes to financial statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                                           $21,185

EXPENSES
Management fee                                                      $ 2,063
Transfer agent                                                           99
Bookkeeping fee                                                          66
Trustees fee                                                             27
Custodian fee                                                            29
Audit fee                                                                44
Legal fee                                                               335
Reports to shareholders                                                  16
Other                                                                    65          2,744
                                                                    -------        -------

       Net Investment Income                                                        18,441
                                                                                   -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                                    (4,446)
Net unrealized appreciation during
  the period                                                         22,753
                                                                    -------
       Net Gain                                                                     18,307
                                                                                   -------

Net Increase in Net Assets from Operations                                         $36,748
                                                                                   =======


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year ended
(in thousands)                                                               December 31
                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS                                       1995             1994
Operations:
Net investment income                                                 $ 18,441        $ 19,053
Net realized loss                                                       (4,446)         (4,036)
Net unrealized appreciation (depreciation)                              22,753         (18,320)
                                                                      --------        --------
     Net Increase (Decrease) from Operations                            36,748          (3,303)
Distributions:
From net investment income                                             (18,248)        (18,860)
                                                                      --------        --------
        Total Increase (Decrease)                                       18,500         (22,163)

NET ASSETS
   Beginning of period                                                 245,967         268,130
                                                                      --------        --------
   End of period (including undistributed net investment
     income of $598 and $382, respectively)                           $264,467        $245,967
                                                                      ========        ========

NUMBER OF FUND SHARES
   Outstanding at end of period                                         30,919          30,919
                                                                      ========        ========


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1995

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------

ORGANIZATION: Colonial High Income Municipal Trust (the Fund), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's objective is to provide high current income, generally exempt from Federal income taxes, by investing primarily in medium and lower quality bonds and notes issued by or on behalf of state and local governmental units whose interest is exempt from Federal income tax. The Fund may issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

                 Notes to Financial Statements/December 31, 1995
-------------------------------------------------------------------------------

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average weekly net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------

INVESTMENT ACTIVITY: During the year ended December 31, 1995, purchases and sales of investments, other than short-term obligations, were $57,001,263 and $63,229,708, respectively.

Unrealized appreciation (depreciation) at December 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

        Gross unrealized appreciation                    $14,619,476
        Gross unrealized depreciation                    (10,660,964)
                                                         -----------
           Net unrealized appreciation                   $ 3,958,512
                                                         ===========

At December 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

          Year of                                         Capital loss
        expiration                                        carryforward
        ----------                                        ------------
           1998                                           $ 3,066,000
           1999                                             3,140,000
           2000                                             3,157,000
           2001                                             5,578,000
           2002                                             6,579,000
           2003                                             5,268,000
                                                          -----------
                                                          $26,788,000
                                                          ===========

                 Notes to Financial Statements/December 31, 1995
-------------------------------------------------------------------------------

NOTE 3.  PORTFOLIO INFORMATION - CONT.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                                                    Year ended December 31
                                                            ---------------------------------------------------------------------
                                                               1995           1994           1993           1992           1991
                                                            ---------      ---------      ---------      ---------      ---------
Net asset value -
   Beginning of period                                      $  7.960       $  8.670       $  8.780       $  8.910       $  9.000
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.597          0.616          0.671          0.694          0.742
Net realized and
unrealized gain (loss)                                         0.583         (0.716)        (0.106)        (0.140)        (0.074)
                                                            --------       --------       --------       --------       --------
   Total from Investment
      Operations                                               1.180         (0.100)         0.565          0.554          0.668
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    (0.590)        (0.610)        (0.675)        (0.684)        (0.758)
                                                            --------       --------       --------       --------       --------
Net asset value -
   End of period                                              $8.550       $  7.960       $  8.670       $  8.780       $  8.910
                                                            ========       ========       ========       ========       ========

Market price per share                                        $7.375       $  6.875       $  8.250       $  8.250       $  8.625
                                                            ========       ========       ========       ========       ========
Total return - based on
   market value (a)                                           15.65%        (9.83)%          7.96%          3.51%          5.76%
                                                            ========       ========       ========       ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                       1.06% (b)      1.03%          0.97%          0.96%          0.97%
Net investment income                                          7.15% (b)      7.44%          7.58%          7.86%          8.30%
Portfolio turnover                                               23%            20%            29%            15%            17%
Net assets at end
of period (000)                                             $264,467       $245,967       $268,130       $269,848       $273,207


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.


--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL HIGH INCOME
   MUNICIPAL TRUST

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.







PRICE WATERHOUSE LLP
Boston, Massachusetts
February 9, 1996

                   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                                                        THREE MONTHS ENDED
                                  -----------------------------------------------------------------------------------------------
                                    DECEMBER 31, 1995       SEPTEMBER 30, 1995         JUNE 30, 1995            MARCH 31, 1995
                                   (000)     Per share      (000)     Per share      (000)     Per share      (000)     Per share
                                  -------    ---------     -------    ---------     -------    ---------     -------    ---------
Total investment income           $ 5,116     $ 0.165      $ 5,083     $ 0.164      $ 5,567     $ 0.180      $ 5,419     $ 0.175
Net investment income             $ 4,236     $ 0.137      $ 4,452     $ 0.145      $ 4,936     $ 0.160      $ 4,817     $ 0.155
Net realized and
     unrealized gain (loss)       $ 6,183     $ 0.198      $ 2,160     $ 0.068      $  (886)    $(0.032)     $10,850     $ 0.349
Market value per share:
     High                                     $ 8.000                  $ 8.000                  $ 8.000                  $ 8.000
     Low                                      $ 7.375                  $ 7.500                  $ 7.625                  $ 6.875

                                                                        THREE MONTHS ENDED
                                  -----------------------------------------------------------------------------------------------
                                    DECEMBER 31, 1994       SEPTEMBER 30, 1994         JUNE 30, 1994            MARCH 31, 1994
                                   (000)     Per share      (000)     Per share      (000)     Per share      (000)     Per share
                                  -------    ---------     -------    ---------     -------    ---------     -------    ---------
Total investment income           $ 5,404     $ 0.175      $ 5,298     $ 0.171      $ 5,516     $ 0.178      $  5,485   $ 0.177
Net investment income             $ 4,727     $ 0.153      $ 4,645     $ 0.150      $ 4,865     $ 0.157      $  4,816   $ 0.156
Net realized and
    unrealized loss               $(6,551)    $(0.211)     $(1,950)    $(0.062)     $(2,124)    $(0.065)     $(11,731)  $(0.378)
Market value per share:
     High                                     $ 6.375                  $ 6.625                  $  8.375                $ 8.750
     Low                                      $ 5.500                  $ 5.750                  $  7.625                $ 7.875

At December 31, 1995, there were 4,446 shareholder accounts.

                           DIVIDEND REINVESTMENT PLAN

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash, paid by check and mailed directly to the recordholder, from the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, Plan participants will be issued shares through the Plan at a price exceeding net asset value. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought on the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been newly-issued shares.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertificated form, although participants have the right to receive certificates for whole shares held in their account.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gains or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan, other than brokerage charges, will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan administrator. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan, including requests for information, should be directed to The First National Bank of Boston, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105,
Attention: Dividend Reinvestment Department.

                    IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial High Income Municipal Trust is:
The First National Bank of Boston
100 Federal Street
Boston, MA 02110
1-617-575-2900


Colonial High Income Municipal Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Income Municipal Trust.

[COLONIAL MUTUAL FUNDS LOGO]

Mutual Funds for
Planned Portfolios


                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNEL
Private Investor (formerly Senior Vice President--Operations, The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England--Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

                   ---------                  -----------------
                   NOT FDIC-                   MAY LOSE VALUE
                   INSURED                    NO BANK GUARANTEE
                   ---------                  -----------------

            COLONIAL INVESTMENT SERVICES, INC., Distributor(C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             HI-02/712B-1296 (2/96)